Fees Summary	Nov. 12, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 70,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	10,717.00
Total Offset Amount	0.00
Net Fee	$ 10,717.00